UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Sept 30, 2012.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     Oct 18, 2012


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       72
Form 13F Information Table Value Total:	      607,094,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      45,009    67,469   Sole   None
Novo-Nordisk                    670100205      26,729   169,372   Sole   None
Google Inc                      38259P508      23,397    31,010   Sole   None
PepsiCo, Inc.                   713448108      22,106   312,359   Sole   None
Berkshire Hathaway      B       084670207      21,708   246,121   Sole   None
Oracle Corporation              38389x105      21,276   676,273   Sole   None
United Technologies             913017109      20,723   264,692   Sole   None
Visa                            92826C839      19,336   143,997	  Sole   None
ConocoPhillips                  20825C104      18,027   315,273   Sole   None
Ecolab Inc.                     278865100      17,499   270,000   Sole   None
LKQ Corp                        501889208      17,383   940,873   Sole   None
Devon Energy Corp New           25179M103      16,109   266,263   Sole   None
Wells Fargo & Co.               949746101      15,871   459,627   Sole   None
Express Scripts                 30219G108      15,734   251,220   Sole   None
Dollar Tree Stores              256746108      15,366   318,207   Sole   None
Amphenol Corp			032095101      15,098   256,415   Sole   None
Qualcomm Inc.                   747525103      15,074   241,306   Sole   None
McCormick                       579780206      15,004   241,844   Sole   None
Mastercard Inc.                 57636Q104      14,915    33,035   Sole   None
Diamond Offshore                25271C102      14,719   223,661   Sole   None
3M Company                      88579Y101      14,668   158,707   Sole   None
Ace Ltd                         H0023R105      14,382   190,233   Sole   None
Priceline.com                   741503403      14,341    23,165   Sole   None
Cognizant Tech Solutions        192446102      13,472   192,759   Sole   None
Advance Auto Parts              00751Y106      13,239   193,445   Sole   None
Darden Restaurants Inc.         237194105      13,144   235,766   Sole   None
Lincoln Elec Hldgs Inc          533900106      12,929   331,088   Sole   None
Wal-Mart Stores Inc		931142103      11,946   161,872   Sole	 None
Adobe Systems                   00724F101      11,818   364,354   Sole   None
Norfolk Southern Corp           655844108      11,649   183,075   Sole   None
Becton Dickinson & Co           075887109      11,398   145,084   Sole   None
Freeport McMoran Copper         35671D857      11,359   286,986   Sole   None
Tupperware Brands Corp          899896104      11,166   208,350   Sole   None
Nike Inc.                       654106103      10,549   111,142   Sole   None
Phillips 66                     718546104       6,063   130,747   Sole   None
Berkshire Hathaway      A       084670108       3,583        27   Sole   None
Perrigo Company                 714290103       2,749    23,661   Sole   None
Middleby Corp.			596278101       2,295    19,846   Sole   None
CVS Caremark Corp               126650100       1,985    40,992   Sole   None
TJX Companies, Inc              872540109       1,803    40,258   Sole   None
Monro Muffler Brake             610236101       1,727    49,063   Sole   None
Dorman Products                 258278100       1,717    54,475   Sole   None
Nestle S A Reg B ADR            641069406       1,699    26,881   Sole   None
Intuit                          461202103       1,563    26,540   Sole   None
Caseys General Stores, Inc      147528103       1,219    21,335   Sole   None
Schlumberger Ltd                806857108       1,126    15,573   Sole   None
Walgreen Co                     931422109       1,033    28,357   Sole   None
Apache Corp			037411105	1,012	 11,704   Sole   None
Walt Disney Co.                 254687106         818    15,647   Sole   None
Glaxosmithkline                 37733W105         783    16,923   Sole   None
Verizon Communications          92343v104         679    14,904   Sole   None
AT&T                            00206R102         627    16,640   Sole   None
Exxon Mobil Corp                30231g102         601     6,569   Sole   None
Royal Dutch Shell Cl A          780259206         572     8,245   Sole   None
Kimberly-Clark                  494368103         562     6,550   Sole   None
H J Heinz Co                    423074103         506     9,050   Sole   None
iShares MSCI Emrg Mkt           464287234         497    12,020   Sole   None
Royal Bank of Canada            780087102         473     8,235   Sole   None
Abbott Labs                     002824100         449     6,542   Sole   None
Chevron Corp New                166764100         438     3,756   Sole   None
Market Vectors Agribusiness     57060U605         428     8,255   Sole   None
Johnson And Johnson Com         478160104         396     5,740   Sole   None
Paychex Inc Com                 704326107         391    11,746   Sole   None
Waste Management                94106L109         337    10,507   Sole   None
Duke Energy Corp                26441C105         328     5,062   Sole   None
Deere & Co                      244199105         262     3,176   Sole   None
Noble Corporation               H5833N103         261     7,300   Sole   None
JP Morgan Chase & Co            46625H100         228     5,631   Sole   None
Bank of America                 060505104         225    25,514   Sole   None
Kinder Morgan Energy Partners   494550106         212     2,565   Sole   None
International Business Machine  459200101         207     1,000   Sole   None
Sandridge Energy Inc            80007P307         101    14,525   Sole   None

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